Derivative warrant liabilities - Summary of derivative warrant liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 21,747
Ending balance of derivative financial liabilities	$ 29,353	$ 21,747
Warrants
Changes in warrants [Roll Forward]
Beginning balance of warrants outstanding (in shares)	5,261,000	5,261,000
Conversion to equity (common shares) upon exercise of warrants (in shares)	(3,570,000)
Ending balance of warrants outstanding (in shares)	1,691,000	5,261,000
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 21,747	$ 11,793
Conversion to equity (common shares) upon exercise of warrants	(33,518)
Revaluation of derivative warrant liability upon exercise of warrants	181
Revaluation of derivative warrant liability	40,943	9,954
Ending balance of derivative financial liabilities	$ 29,353	$ 21,747
Warrants | Bought Deal Public Offering
Changes in warrants [Roll Forward]
Beginning balance of warrants outstanding (in shares)	3,523,000	3,523,000
Conversion to equity (common shares) upon exercise of warrants (in shares)	(1,832,000)
Ending balance of warrants outstanding (in shares)	1,691,000	3,523,000
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 15,475	$ 8,948
Conversion to equity (common shares) upon exercise of warrants	(27,598)
Revaluation of derivative warrant liability upon exercise of warrants	(182)
Revaluation of derivative warrant liability	41,658	6,527
Ending balance of derivative financial liabilities	$ 29,353	$ 15,475
Warrants | February 14, 2014 Warrants
Changes in warrants [Roll Forward]
Beginning balance of warrants outstanding (in shares)	1,738,000	1,738,000
Conversion to equity (common shares) upon exercise of warrants (in shares)	(1,738,000)
Ending balance of warrants outstanding (in shares)	0	1,738,000
Changes in derivative financial liabilities [Roll Forward]
Beginning balance of derivative financial liabilities	$ 6,272	$ 2,845
Conversion to equity (common shares) upon exercise of warrants	(5,920)
Revaluation of derivative warrant liability upon exercise of warrants	363
Revaluation of derivative warrant liability	(715)	3,427
Ending balance of derivative financial liabilities	$ 0	$ 6,272